Lake Shore Family of Funds
                           --------------------------


                                  Equity Fund


                               Semi-Annual Report
                                 June 30, 1998

                                  (Unaudited)

     INVESTMENT ADVISER                                  ADMINISTRATOR
     ------------------                                  -------------
 LAKE SHORE FUND GROUP, LLC                     COUNTRYWIDE FUND SERVICES, INC.
    8280 Montgomery Road                               312 Walnut Street
          Suite 302                                      P.O. Box 5354
   Cincinnati, Ohio 45243                         Cincinnati, Ohio 45201-5354
       1.513.794.1440                                   1.800.266.9532

                             LAKE SHORE EQUITY FUND

                       STATEMENT OF ASSETS AND LIABILITIES

                                  June 30, 1998

                                   (Unaudited)

ASSETS
   Investment securities, at market value (Cost $225,851)               $228,207
   Dividends receivable                                                      634
   Receivable from Adviser (Note 3)                                        1,709
   Organization expenses, net (Note 1)                                    20,444
   Other assets                                                            5,560
                                                                        --------
      TOTAL ASSETS                                                       256,554
                                                                        --------
LIABILITIES
   Accrued expenses                                                          710
                                                                        --------
      TOTAL LIABILITIES                                                      710
                                                                        --------
NET ASSETS                                                              $255,844
                                                                        ========
NET ASSETS CONSIST OF:

Paid-in capital                                                         $253,478
Undistributed net investment income                                            8
Accumulated net realized gains from security transactions                      2
Net unrealized appreciation on investments                                 2,356
                                                                        --------
NET ASSETS                                                              $255,844
                                                                        ========
Shares of beneficial interest outstanding
   (unlimited number of shares
   authorized, no par value)                                              25,235
                                                                        ========
Net asset value and redemption price per share (Note 1)                 $  10.14
                                                                        ========
Maximum offering price per share (Note 1)                               $  10.67
                                                                        ========

See accompanying notes to financial statements.

                             LAKE SHORE EQUITY FUND

                             STATEMENT OF OPERATIONS

   For the Period March 2, 1998 (commencement of operations) to June 30, 1998

                                   (Unaudited)

INVESTMENT INCOME

   Dividends                                                           $  2,671
                                                                       --------
EXPENSES
   Accounting services fees (Note 3)                                      6,000
   Transfer agent fees (Note 3)                                           3,600
   Insurance expense                                                      3,093
   Administrative services fees (Note 3)                                  3,000
   Custodian fees                                                         2,440
   Amortization of organization expenses (Note 1)                         2,272
   Registration fees                                                      1,730
   Postage and supplies                                                   1,564
   Investment advisory fees (Note 3)                                        749
   Trustees' fees and expenses                                              625
   Printing of shareholder reports                                          283
   Pricing costs                                                             60
                                                                       --------
      TOTAL EXPENSES                                                     25,416
   Fees waived and expenses reimbursed by the Adviser (Note 3)          (24,208)
                                                                       --------
      NET EXPENSES                                                        1,208
                                                                       --------

NET INVESTMENT INCOME                                                     1,463
                                                                       --------
REALIZED AND UNREALIZED GAINS ON INVESTMENTS
   Net realized gains from security transactions                              2
   Net increase in unrealized appreciation on investments                 2,356
                                                                       --------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS                          2,358
                                                                       --------

NET INCREASE IN NET ASSETS FROM OPERATIONS                             $  3,821
                                                                       ========

See accompanying notes to financial statements.

                             LAKE SHORE EQUITY FUND

                       STATEMENT OF CHANGES IN NET ASSETS

   For the Period March 2, 1998 (commencement of operations) to June 30, 1998

                                   (Unaudited)

FROM OPERATIONS:
   Net investment income                                              $   1,463
   Net realized gains from security transactions                              2
   Net increase in unrealized appreciation on investments                 2,356
                                                                      ---------
Net increase in net assets from operations                                3,821
                                                                      ---------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                                            (1,455)
                                                                      ---------
FROM CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold                                            153,033
   Net asset value of shares issued in
      reinvestment of distributions to shareholders                       1,455
   Payments for shares redeemed                                             (10)
                                                                      ---------
Net increase in net assets from capital share transactions              154,478
                                                                      ---------
TOTAL INCREASE IN NET ASSETS                                            156,844

NET ASSETS:
   Beginning of period (Note 1)                                          99,000
                                                                      ---------
   End of period                                                      $ 255,844
                                                                      =========
UNDISTRIBUTED NET INVESTMENT INCOME                                   $       8
                                                                      =========
CAPITAL SHARE ACTIVITY:
    Shares sold                                                          15,192
    Shares issued in reinvestment of
       distributions to shareholders                                        144
    Shares redeemed                                                          (1)
                                                                      ---------
    Net increase in shares outstanding                                   15,335
    Shares outstanding, beginning of period (Note 1)                      9,900
                                                                      ---------
    Shares outstanding, end of period                                    25,235
                                                                      =========

See accompanying notes to financial statements.

                             LAKE SHORE EQUITY FUND

                              FINANCIAL HIGHLIGHTS

           Selected Per Share Data and Ratios for a Share Outstanding
                  Throughout the Period Ended June 30, 1998 (a)

                                   (Unaudited)

Net asset value at beginning of period                            $     10.00
                                                                  -----------
Income from investment operations:
       Net investment income                                             0.06
       Net realized and unrealized gains on investments                  0.14
                                                                  -----------

Total from investment operations                                         0.20
                                                                  -----------

Dividends from net investment income                                    (0.06)
                                                                  -----------

Net asset value at end of period                                  $     10.14
                                                                  ===========

Total return (b)                                                        1.98%
                                                                  ===========

Net assets at end of period                                       $   255,844
                                                                  ===========

Ratio of net expenses to average net assets (c)                         1.61%(d)

Ratio of net investment income to average net assets                    1.95%(d)

Portfolio turnover rate                                                    0%

(a) Represents the period from the initial public offering of shares (March 2, 1998) through June 30, 1998.

(b) Total return shown excludes the effect of applicable sales loads and is not annualized.

(c) Ratio of expenses to average net assets assuming no waiver of fees or reimbursement of expenses by the Adviser was 33.83%(d) (Note 3).

(d)  Annualized.

See accompanying notes to financial statements.

                             LAKE SHORE EQUITY FUND

                            PORTFOLIO OF INVESTMENTS

                                  June 30, 1998

                                   (Unaudited)

                                                                       Market
   Shares                                                              Value
   ------                                                              -----
               COMMON STOCKS - 59.7%
               ENERGY - 14.6%
         95       Chevron Corp.                                     $     7,891
        110       Exxon Corp.                                             7,844
        275       Occidental Petroleum Corp.                              7,425
         95       Schlumberger, Ltd.                                      6,490
        130       Texaco, Inc.                                            7,759
                                                                    -----------
                                                                         37,409
                                                                    -----------
               CONSUMER, NON-CYCLICAL - 12.8%
         70       Bristol-Myers Squibb Co.                                8,046
        145       Heinz (H.J.) Co.                                        8,138
         70       Merck & Co., Inc.                                       9,362
        130       Sara Lee Corp.                                          7,272
                                                                    -----------
                                                                         32,818
                                                                    -----------
               CONSUMER, CYCLICAL - 11.9%
          3       Abercrombie & Fitch Co. - Class A*                        132
        155       Chrysler Corp.                                          8,738
        240       Ford Motor Co.                                         14,160
        225       The Limited, Inc.                                       7,453
                                                                    -----------
                                                                         30,483
                                                                    -----------
               TECHNOLOGY - 8.6%
        135       AT&T Corp.                                              7,712
         60       IBM Corp.                                               6,889
         80       United Technologies Corp.                               7,400
                                                                    -----------
                                                                         22,001
                                                                    -----------
               BASIC MATERIALS - 7.3%
         70       Georgia-Pacific Group                                   4,126
         90       Georgia-Pacific Timber Group                            2,076
        145       International Paper Co.                                 6,235
        135       Weyerhaeuser Co.                                        6,235
                                                                    -----------
                                                                         18,672
                                                                    -----------

                             LAKE SHORE EQUITY FUND

                            PORTFOLIO OF INVESTMENTS

                                  June 30, 1998

                                   (Unaudited)

                                                                       Market
   Shares                                                              Value
   ------                                                              -----
               CONGLOMERATES - 3.4%
         95       General Electric Co.                              $     8,645
                                                                    -----------
               FINANCIAL SERVICES - 1.1%

         36       Associates First Capital Corp. - Class A                2,768
                                                                    -----------

               TOTAL COMMON STOCKS (COST $150,440)                  $   152,796
                                                                    -----------

               MONEY MARKETS - 29.5%

     75,411       Star Treasury Fund (Cost $75,411)                 $    75,411
                                                                    -----------


               TOTAL INVESTMENT SECURITIES (COST $225,851) - 89.2%  $   228,207

               OTHER ASSETS IN EXCESS OF LIABILITIES - 10.8%             27,637
                                                                    -----------

               NET ASSETS - 100.0%                                  $   255,844
                                                                    ===========

               * Non-income producing security.

               See accompanying notes to financial statements.

                             LAKE SHORE EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  June 30, 1998

                                   (Unaudited)

1.   ORGANIZATION

The Lake Shore Family of Funds (the Trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Trust was organized as an Ohio business trust under a Declaration of Trust dated September 3, 1997. The Trust currently offers two separate series of shares to investors: the Equity Fund and the Balanced Fund (individually, a Fund and, collectively, the Funds). The Trust was capitalized on December 23, 1997, when the initial shares of each Fund were purchased at $10.00 per share. The public offering of shares of the Equity Fund commenced on March 2, 1998. The Equity Fund had no operations prior to the public offering of shares except for the initial issuance of shares.

The Equity Fund seeks long-term growth of capital by investing primarily in common stocks. Dividend and interest income is only an incidental consideration to the Fund's investment objective.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Equity Fund's significant accounting policies:

Security valuation -- The Fund's portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time). Securities traded on a national stock exchange or quoted by NASDAQ are valued based upon the closing price on the principal exchange where the security is traded, or, if not traded on a particular day, at the closing bid price. U.S. Government obligations are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities.

Share valuation -- The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The maximum offering price per share is equal to the net asset value per share plus a sales load equal to 5.26% of the net asset value (or 5.00% of the offering price). The redemption price per share is equal to the net asset value per share.

Investment income -- Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations which approximate generally accepted accounting principles.

Distributions to shareholders -- The Fund expects to distribute substantially all of its net investment income, if any, on a quarterly basis. The Fund expects to distribute any net realized long-term capital gains at least once each year. Management will determine the timing and frequency of the distributions of any net realized short-term capital gains.

Organization expenses -- Expenses of organization have been capitalized and are being amortized on a straight-line basis over five years. In the event any of the initial shares of a Fund are redeemed during the amortization period, the redemption proceeds will be reduced by a pro rata portion of any unamortized organization expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares of the Fund outstanding at the time of the redemption.

                             LAKE SHORE EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  June 30, 1998

                                   (Unaudited)

Security transactions -- Security transactions are accounted for on the trade date. Securities sold are valued on a specific identification basis.

Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is the Fund's policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

As of June 30, 1998, net unrealized appreciation on investments was $2,356 for federal income tax purposes, of which $8,896 related to appreciated securities and $6,540 related to depreciated securities based on a federal income tax cost basis of $225,851.

3.   INVESTMENT TRANSACTIONS

During the period ended June 30, 1998, purchases other than short-term investments, amounted to $150,496 for the Equity Fund. The Fund sold no securities during the period.

4.   TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Trust are also officers of Lake Shore Fund Group, LLC (the Adviser), of Countrywide Fund Services, Inc. (CFS), the administrative services agent, shareholder servicing and transfer agent, and accounting services agent for the Trust, or of CW Fund Distributors, Inc., the exclusive agent for the distribution of the Fund's shares.

INVESTMENT ADVISORY AGREEMENT
The Fund's investments are managed by the Adviser pursuant to the terms of an Advisory Agreement. The Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of its average daily net assets.

In order to voluntarily reduce operating expenses during the period ended June 30, 1998, the Adviser waived its entire advisory fee of $749 and reimbursed the Fund for $23,459 of other operating expenses.

                             LAKE SHORE EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  June 30, 1998

                                   (Unaudited)

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement, CFS supplies non-investment related administrative and compliance services for the Fund. CFS supervises the preparation of tax returns, reports to shareholders, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees. For these services, CFS receives a monthly fee from the Fund at an annual rate of 0.15% of its average daily net assets up to $50 million; 0.125% of such net assets from $50 million to $100 million; and 0.10% of such net assets in excess of $100 million, subject to a $1,000 minimum monthly fee.

TRANSFER AGENT AGREEMENT
Under the terms of a Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement, CFS maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, CFS receives a monthly fee at an annual rate of $20.00 per shareholder account, subject to a $1,200 minimum monthly fee. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES AGREEMENT
Under the terms of an Accounting Services Agreement, CFS calculates the daily net asset value per share and maintains the financial books and records of the Fund. For these services, CFS receives a monthly fee of $3,000 from the Fund. In addition, the Fund pays certain out-of-pocket expenses incurred by CFS in obtaining valuations of the Fund's portfolio securities.

UNDERWRITING AGREEMENT
Under the terms of an Underwriting Agreement, CW Fund Distributors, Inc. (the Underwriter) serves as the exclusive agent for the distribution of the Fund's shares. For these services, the Underwriter earned $474 from underwriting commissions on the sale of shares during the period ended June 30, 1998.

PLAN OF DISTRIBUTION
The Trust has adopted a Plan of Distribution (the Plan) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund may directly incur or reimburse the Underwriter or the Adviser for certain costs related to the distribution of the Fund shares, not to exceed 0.25% of average daily net assets. For the period ended June 30, 1998, the Fund incurred no such expenses under the Plan.

                           Lake Shore Family of Funds
                           --------------------------


                                  Balanced Fund


                               Semi-Annual Report
                                 June 30, 1998

                                  (Unaudited)

     INVESTMENT ADVISER                                  ADMINISTRATOR
     ------------------                                  -------------
 LAKE SHORE FUND GROUP, LLC                     COUNTRYWIDE FUND SERVICES, INC.
    8280 Montgomery Road                               312 Walnut Street
          Suite 302                                      P.O. Box 5354
   Cincinnati, Ohio 45243                         Cincinnati, Ohio 45201-5354
       1.513.794.1440                                   1.800.266.9532

                            LAKE SHORE BALANCED FUND

                       STATEMENT OF ASSETS AND LIABILITIES

                                  June 30, 1998

                                   (Unaudited)

ASSETS
   Cash                                                                  $ 1,000
   Receivable for capital shares sold                                        285
   Organization expenses, net (Note 1)                                    22,716
   Other assets                                                            5,516
                                                                         -------
      TOTAL ASSETS                                                        29,517
                                                                         -------
LIABILITIES
   Payable to adviser (Note 3)                                            28,232
                                                                         -------
      TOTAL LIABILITIES                                                   28,232
                                                                         -------

NET ASSETS                                                               $ 1,285
                                                                         =======
NET ASSETS CONSIST OF:
Paid-in capital                                                          $ 1,285
Accumulated net realized gains from security transactions                      0
Net unrealized appreciation on investments                                     0
                                                                         -------
NET ASSETS                                                               $ 1,285
                                                                         =======
Shares of beneficial interest outstanding
   (unlimited number of shares
   authorized, no par value)                                                 128
                                                                         =======

Net asset value and redemption price per share (Note 1)                  $ 10.00
                                                                         =======

Maximum offering price per share (Note 1)                                $ 10.53
                                                                         =======

See accompanying notes to financial statements.

                            LAKE SHORE BALANCED FUND

                             STATEMENT OF OPERATIONS

    For the period from commencement of operations to June 30, 1998 (Note 1)

                                   (Unaudited)

INVESTMENT INCOME
   Dividends                                                            $     0
                                                                        -------
EXPENSES
   Insurance expense                                                      3,094
   Registration fees                                                      1,730
   Postage and supplies                                                   1,476
   Trustees' fees and expenses                                              625
   Printing of shareholder reports                                          283
                                                                        -------
      TOTAL EXPENSES                                                      7,208
   Fees waived and expenses reimbursed by the Adviser (Note 3)           (7,208)
                                                                        -------
      NET EXPENSES                                                            0
                                                                        -------

NET INVESTMENT INCOME                                                         0
                                                                        -------
REALIZED AND UNREALIZED GAINS ON INVESTMENTS
   Net realized gains from security transactions                              0
   Net increase in unrealized appreciation on investments                     0
                                                                        -------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS                              0
                                                                        -------

NET INCREASE IN NET ASSETS FROM OPERATIONS                              $     0
                                                                        =======

See accompanying notes to financial statements.

                            LAKE SHORE BALANCED FUND

                       STATEMENT OF CHANGES IN NET ASSETS

    For the period from commencement of operations to June 30, 1998 (Note 1)

                                   (Unaudited)

FROM OPERATIONS:
   Net investment income                                                  $    0
   Net realized gains from security transactions                               0
   Net increase in unrealized appreciation on investments                      0
                                                                          ------
Net increase in net assets from operations                                     0
                                                                          ------
FROM CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold                                                 285
   Payments for shares redeemed                                                0
                                                                          ------
Net increase in net assets from capital share transactions                   285
                                                                          ------

TOTAL INCREASE IN NET ASSETS                                                 285

NET ASSETS:
   Beginning of period (Note 1)                                            1,000
                                                                          ------
   End of period                                                          $1,285
                                                                          ======
CAPITAL SHARE ACTIVITY:
   Shares sold                                                                28
   Shares redeemed                                                             0
                                                                          ------
   Net increase in shares outstanding                                         28
   Shares outstanding, beginning of period (Note 1)                          100
                                                                          ------
   Shares outstanding, end of period                                         128
                                                                          ======

See accompanying notes to financial statements.

                            LAKE SHORE BALANCED FUND

                              FINANCIAL HIGHLIGHTS

           Selected Per Share Data and Ratios for a Share Outstanding
                  Throughout the Period Ended June 30, 1998 (a)

                                   (Unaudited)


Net asset value at beginning of period                             $   10.00
                                                                   ---------
Income from investment operations:
   Net investment income                                                0.00
   Net realized and unrealized gains on investments                     0.00
                                                                   ---------
Total from investment operations                                        0.00
                                                                   ---------

Net asset value at end of period                                   $   10.00
                                                                   =========

Total return (b)                                                       0.00%
                                                                   =========

Net assets at end of period                                        $   1,285
                                                                   =========

Ratio of net expenses to average net assets (c)                        0.00%(d)

Ratio of net investment income to average net assets                   0.00%(d)

Portfolio turnover rate                                                   0%


(a) Represents the period from the initial public offering of shares (June 30, 1998).

(b) Total return shown excludes the effect of applicable sales loads and is not annualized.

(c) Ratio of expenses to average net assets assuming no waiver of fees or reimbursement of expenses by the Adviser was 560.93%(d) (Note 3).

(d)  Annualized.

See accompanying notes to financial statements.

                            LAKE SHORE BALANCED FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  June 30, 1998

                                   (Unaudited)

1.   ORGANIZATION

The Lake Shore Family of Funds (the Trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Trust was organized as an Ohio business trust under a Declaration of Trust dated September 3, 1997. The Trust currently offers two separate series of shares to investors: the Equity Fund and the Balanced Fund (individually, a Fund and, collectively, the Funds). The Trust was capitalized on December 23, 1997, when the initial shares of each Fund were purchased at $10.00 per share. The public offering of shares of the Balanced Fund commenced on June 30, 1998. The Balanced Fund had no operations prior to the public offering of shares except for the initial issuance of shares.

The Balanced Fund seeks long-term growth of capital and current income by investing in a balanced portfolio of common stocks, U.S. Treasury obligations and money market instruments.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Balanced Fund's significant accounting policies:

Security valuation -- The Fund's portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time). Securities traded on a national stock exchange or quoted by NASDAQ are valued based upon the closing price on the principal exchange where the security is traded, or, if not traded on a particular day, at the closing bid price. U.S. Government obligations are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities.

Share valuation -- The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The maximum offering price per share is equal to the net asset value per share plus a sales load equal to 5.26% of the net asset value (or 5.00% of the offering price). The redemption price per share is equal to the net asset value per share.

Investment income -- Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations which approximate generally accepted accounting principles.

Distributions to shareholders -- The Fund expects to distribute substantially all of its net investment income, if any, on a quarterly basis. The Fund expects to distribute any net realized long-term capital gains at least once each year. Management will determine the timing and frequency of the distributions of any net realized short-term capital gains.

Organization expenses -- Expenses of organization have been capitalized and are being amortized on a straight-line basis over five years. In the event any of the initial shares of a Fund are redeemed during the amortization period, the redemption proceeds will be reduced by a pro rata portion of any unamortized organization expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares of the Fund outstanding at the time of the redemption.

                            LAKE SHORE BALANCED FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  June 30, 1998

                                   (Unaudited)

Security transactions -- Security transactions are accounted for on the trade date. Securities sold are valued on a specific identification basis.

Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is the Fund's policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

As of June 30, 1998, net unrealized appreciation on investments was $0 for federal income tax purposes.

3.   INVESTMENT TRANSACTIONS

During the period ended June 30, 1998, the Fund made no purchases or sales of securities.

4.   TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Trust are also officers of Lake Shore Fund Group, LLC (the Adviser), of Countrywide Fund Services, Inc. (CFS), the administrative services agent, shareholder servicing and transfer agent, and accounting services agent for the Trust, or of CW Fund Distributors, Inc., the exclusive agent for the distribution of the Fund's shares.

INVESTMENT ADVISORY AGREEMENT
The Fund's investments are managed by the Adviser pursuant to the terms of an Advisory Agreement. The Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of its average daily net assets.

In order to voluntarily reduce operating expenses during the period ended June 30, 1998, the Adviser reimbursed the Fund for $7,208 of operating expenses.

                            LAKE SHORE BALANCED FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  June 30, 1998

                                   (Unaudited)

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement, CFS supplies non-investment related administrative and compliance services for the Fund. CFS supervises the preparation of tax returns, reports to shareholders, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees. For these services, CFS receives a monthly fee from the Fund at an annual rate of 0.15% of its average daily net assets up to $50 million; 0.125% of such net assets from $50 million to $100 million; and 0.10% of such net assets in excess of $100 million, subject to a $1,000 minimum monthly fee.

TRANSFER AGENT AGREEMENT
Under the terms of a Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement, CFS maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Funds shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, CFS receives a monthly fee at an annual rate of $20.00 per shareholder account, subject to a $1,200 minimum monthly fee. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES AGREEMENT
Under the terms of an Accounting Services Agreement, CFS calculates the daily net asset value per share and maintains the financial books and records of the Fund. For these services, CFS receives a monthly fee of $2,000 from the Fund. In addition, the Fund pays certain out-of-pocket expenses incurred by CFS in obtaining valuations of the Fund's portfolio securities.

UNDERWRITING AGREEMENT
Under the terms of an Underwriting Agreement, CW Fund Distributors, Inc. (the Underwriter) serves as the exclusive agent for the distribution of the Fund's shares. No underwriting commissions were earned by the Underwriter on the sale of shares during the period ended June 30, 1998.

PLAN OF DISTRIBUTION
The Trust has adopted a Plan of Distribution (the Plan) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund may directly incur or reimburse the Underwriter or the Adviser for certain costs related to the distribution of the Fund shares, not to exceed 0.25% of average daily net assets. For the period ended June 30, 1998, the Fund incurred no such expenses under the Plan.